Loans Payable – Related Parties - Schedule of Promissory Notes (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds	$ 1,353,639	$ 1,353,639
October 2023 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds		199,000
December 2023 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds		424,000
January 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds		25,000
February 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds		188,000
March 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds		80,000
April 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds		31,000
May 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds		100,000
June 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds		120,500
July 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds		59,000
August 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds		58,000
September 2024 [Member]
Schedule of Promissory Notes [Line Items]
Consideration of cash proceeds		$ 69,139